UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21662

CAPSTONE CHURCH BOND FUND
(Exact name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100
Houston, Texas 77057

(Address of principal executive offices)

(Zip code)

Edward L. Jaroski
5847 San Felipe, Suite 4100
Houston, Texas 77057

(Name and Address of Agent for Service)

Copies to:
David J. Harris
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

March 31, 2009

Semi-Annual Report

Capstone Church Capital Fund

BUILDING CHURCHES, BUILDING WEALTH

CCCF

CAPSTONE CHURCH CAPITAL FUND

LETTER TO SHAREHOLDERS

MARCH 31, 2009 (UNAUDITED)

Dear Shareholder:

We are pleased to present the Semi-Annual Report for the Capstone Church Capital Fund for the period ending March 31, 2009. The Capstone Church Capital Fund is an investment company focused on investing in church bonds and church mortgage loans. The Semi-Annual report includes detailed information about the Fund, including performance information, portfolio holdings, financial statements and comments from the portfolio manager regarding the fixed income market and outlook.

The objective of the Fund is to provide a high level of current income with investments primarily in church mortgage bonds and church mortgage loans. Additionally, the Fund represents a unique opportunity for investors to participate in the growth and expansion of America's churches.

Fixed Income Market Overview

The wild ride in the financial markets, which accelerated in the latter half of 2008, has continued to dominate the news. During the first quarter of 2009, bond market observers were digesting the increasing array of government sponsored programs aimed at restoring the normal functioning of the credit markets.  As the fear of a financial system meltdown faded, corporate bonds, with the notable exception of the financial sector issues, began to see some positive developments. Corporate debt issuance resumed for those issuers with the highest credit ratings. Nevertheless, investors still valued U.S. Treasury issues the most thereby helping keep the shortest-term Treasury yields close to 0% (the three month T-Bill yield was 0.21% at March 31, 2009) and the 20 year Treasury at yields that have not been this low since the late 1950’s (3.61% at March 31, 2009).

Performance

The Capstone Church Capital Fund produced a 2.35 % and 4.99% total return at NAV for the six months and year ended March 31, 2009, respectively.  Due to the relative stability of church bond market yields, portfolio income was once again the primary determinant of the Fund’s performance.   The credit market’s disastrous third quarter of 2008 pulled the Barclays Capital U.S. Credit Index down to -5.21% for the year ended March 31, although there was a sufficient comeback in the fourth quarter to give the  last six months a positive 2.18% return.  The demand for quality continued this period reflected by Barclays Capital Government Bond Index returns of 5.06% for the six months and 6.95%

CAPSTONE CHURCH CAPITAL FUND

LETTER TO SHAREHOLDERS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

for year ended March 31, 2009.  Fund cash balances were increased during the six month period as a defensive measure in response to the overall weaker economic conditions, putting downward pressure on the Fund’s yield.  However, the portfolio of church bonds (excluding cash) continues to maintain a healthy yield to maturity of 7.98% as of March 31, 2009.

Outlook

The unprecedented cost of the government intervention in the financial markets and the economy is clearly a concern and fears of long-term inflation are rising. Although the Federal Reserve has indicated that it intends to hold rates low for an extended period, we believe that once economic growth begins to reappear, the credit markets will quickly anticipate a dramatic reversal of Fed policy and interest rates across the yield curve will climb substantially.  Although long-term economic trends ultimately affect the value of the church mortgage bonds and loans in the portfolio, they are not directly correlated to the liquid credit markets.  That limited correlation plus the relatively high yield of the Fund’s portfolio provide investors a measure of protection against short-term market volatility.

Thank you for selecting the Capstone Church Capital Fund

For more information about the Capstone Church Capital Fund, we invite you to contact us at 800-262-6631. You may also visit our website (please note the new address) at www.capstonechurchcapitalfund.com.  We value your business, and we look forward to servicing your investment needs for many years to come.

Sincerely,

Edward L. Jaroski

President

Capstone Church Bond Fund

Donald McFadden

Portfolio Manager

Capstone Church Capital Fund

CAPSTONE CHURCH CAPITAL FUND

STATE SECTOR DIVERSIFICATION

MARCH 31, 2009 (UNAUDITED)

The table below sets forth the diversification of the Capstone Church Bond Fund investments by State.

State Diversification - Bonds and Mortgages		Percent*
	Alabama	0.77%
	Arizona	2.78%
	California	19.71%
	Colorado	0.85%
	Connecticut	0.94%
	Florida	14.89%
	Georgia	6.39%
	Illinois	1.64%
	Indiana	3.51%
	Louisiana	3.10%
	Maryland	0.06%
	Massachusetts	3.03%
	Michigan	0.30%
	Nevada	0.86%
	New Jersey	3.65%
	North Carolina	0.11%
	Ohio	2.86%
	Oregon	0.17%
	Pennsylvania	1.05%
	Rhode Island	2.08%
	Tennessee	3.00%
	Texas	8.80%
	Virginia	1.49%
	Washington	1.18%
	Washington, DC	0.90%
	Total Bonds and Mortgages	84.12%
Other
	U.S. Treasury Obligations	0.30%
	Short-Term Investments	14.14%
	Other	1.44%
		100.00%

* Percentages indicated are based on total net assets as of March 31, 2009.

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount			Fair Value

CHURCH MORTGAGE BONDS - 72.20% (a)

Alabama		0.77%
	East Memorial Baptist Church
124,000	7.80%, 04/15/2026		$122,227
32,000	7.80%, 10/15/2025		31,545
	First Baptist Church of Irondale
22,000	7.50%, 04/10/2017		22,020
23,000	7.50%, 10/10/2017		23,028
24,000	7.50%, 04/10/2018		23,880
25,000	7.50%, 04/10/2019		24,875
28,000	7.50%, 04/10/2020		27,860
30,000	7.50%, 04/10/2021		29,850
25,000	7.50%, 10/10/2018		24,875
27,000	7.50%, 10/10/2019		26,865
28,000	7.50%, 10/10/2020		27,860
32,000	8.00%, 04/10/2022		32,096
31,000	8.00%, 10/10/2021		31,087
Arizona		2.78%
	First Southern Baptist Church of Lake Havasu City, Inc.
32,000	7.60%, 03/19/2028		31,840
38,000	7.60%, 03/19/2029		37,810
41,000	7.60%, 03/19/2030		40,795
44,000	7.60%, 03/19/2031		43,780
48,000	7.60%, 03/19/2032		47,760
51,000	7.60%, 03/19/2033		50,745
55,000	7.60%, 03/19/2034		54,725
60,000	7.60%, 03/19/2035		59,700
64,000	7.60%, 03/19/2036		63,680
70,000	7.60%, 03/19/2037		69,650
75,000	7.60%, 03/19/2038		74,625
37,000	7.60%, 03/19/2028		36,815

(a)  The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty.  The Issuer does not have the right to extend the terms of the offering.  The bonds are generally considered to be illiquid due to the limited, if any, secondary market.

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount			Fair Value
40,000	7.60%, 09/19/2029		39,800
43,000	7.60%, 09/19/2030		42,785
46,000	7.60%, 09/19/2031		45,770
50,000	7.60%, 09/19/2032		49,750
54,000	7.60%, 09/19/2033		53,730
58,000	7.60%, 09/19/2034		57,710
62,000	7.60%, 09/19/2035		61,690
42,000	7.60%, 09/19/2036		41,790
72,000	7.60%, 09/19/2037		71,640
24,000	8.00%, 03/19/2023		24,079
25,000	8.00%, 09/19/2023		25,085
	Northwest Christian School, Phoenix
500,000	7.75%, 01/01/2034		497,400
California		14.62%
	First Baptist Church of Clovis
35,000	7.30%, 04/15/2023		35,129
37,000	7.30%, 04/15/2024		36,815
16,000	7.30%, 04/15/2033		15,920
75,000	7.30%, 04/15/2034		74,625
81,000	7.30%, 04/15/2035		80,595
88,000	7.30%, 04/15/2036		87,560
94,000	7.30%, 04/15/2037		93,530
35,000	7.30%, 10/15/2023		35,133
20,000	7.30%, 10/15/2030		19,900
73,000	7.30%, 10/15/2033		72,635
78,000	7.30%, 10/15/2034		77,610
84,000	7.30%, 10/15/2035		83,580
90,000	7.30%, 10/15/2036		89,550
31,000	8.00%, 04/15/2022		31,093
33,000	8.00%, 10/15/2022		33,102
	Kern Christian Center
13,000	7.50%, 04/01/2018		12,935
14,000	7.50%, 04/01/2019		13,930
14,000	7.50%, 04/01/2020		13,930
16,000	7.50%, 04/01/2021		15,920
12,000	7.50%, 10/01/2017		12,014
13,000	7.50%, 10/01/2018		12,935
15,000	7.50%, 10/01/2019		14,925
16,000	7.50%, 10/01/2020		15,920

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount		Fair Value
20,000	7.60%, 04/01/2024	19,900
21,000	7.60%, 04/01/2025	20,895
20,000	7.60%, 10/01/2023	20,074
21,000	7.60%, 10/01/2024	20,895
23,000	7.60%, 10/01/2025	22,885
18,000	8.00%, 04/01/2022	17,334
16,000	8.00%, 10/01/2021	15,419
	Montecito Park Union Church
35,000	7.20%, 04/15/2021	34,825
33,000	7.20%, 10/15/2020	32,835
40,000	7.30%, 04/15/2023	40,148
43,000	7.30%, 04/15/2024	42,785
39,000	7.30%, 10/15/2022	39,136
41,000	7.30%, 10/15/2023	41,156
45,000	7.30%, 10/15/2024	44,775
37,000	8.00%, 04/15/2022	37,111
35,000	8.00%, 10/15/2021	35,098
	North Hills Baptist Church
44,000	7.20%, 05/15/2016	44,260
46,000	7.20%, 05/15/2017	46,041
41,000	7.20%, 11/15/2015	41,217
45,000	7.20%, 11/15/2016	45,293
	Revival Pentecostal Tabernacle of San Diego
15,000	7.20%, 06/15/2018	14,922
15,000	7.20%, 06/15/2019	14,922
17,000	7.20%, 06/15/2020	16,912
18,000	7.20%, 06/15/2021	17,906
14,000	7.20%, 12/15/2017	14,017
15,000	7.20%, 12/15/2018	14,922
16,000	7.20%, 12/15/2019	15,917
17,000	7.20%, 12/15/2020	16,912
18,000	7.20%, 12/15/2021	17,906
34,000	7.30%, 06/15/2030	33,823
36,000	7.30%, 06/15/2031	35,813
39,000	7.30%, 06/15/2032	38,797
42,000	7.30%, 06/15/2033	41,782
45,000	7.30%, 06/15/2034	44,766
49,000	7.30%, 06/15/2035	48,745
53,000	7.30%, 06/15/2036	52,724

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount		Fair Value
57,000	7.30%, 06/15/2037	56,704
26,000	7.30%, 12/15/2029	25,865
36,000	7.30%, 12/15/2030	35,813
39,000	7.30%, 12/15/2031	38,797
41,000	7.30%, 12/15/2032	40,787
44,000	7.30%, 12/15/2033	43,771
48,000	7.30%, 12/15/2034	47,750
50,000	7.30%, 12/15/2035	49,740
54,000	7.30%, 12/15/2036	53,719
19,000	8.00%, 06/15/2022	19,055
20,000	8.00%, 12/15/2022	20,062
	San Bernardino Chuch of God Christian Centre
68,000	8.30%, 03/15/2024	67,653
73,000	8.30%, 09/15/2025	71,985
	Sonrise Baptist
9,000	7.60%, 01/15/2030	8,953
32,000	7.60%, 01/15/2031	31,834
35,000	7.60%, 01/15/2032	34,818
37,000	7.60%, 01/15/2033	36,808
40,000	7.60%, 01/15/2034	39,792
43,000	7.60%, 01/15/2035	42,776
46,000	7.60%, 01/15/2036	45,761
50,000	7.60%, 01/15/2037	49,740
54,000	7.60%, 01/15/2038	53,719
1,000	7.60%, 07/15/2028	995
1,000	7.60%, 07/15/2030	995
33,000	7.60%, 07/15/2031	32,828
36,000	7.60%, 07/15/2032	35,813
13,000	7.60%, 07/15/2033	12,932
42,000	7.60%, 07/15/2034	41,782
45,000	7.60%, 07/15/2035	44,766
49,000	7.60%, 07/15/2036	48,745
52,000	7.60%, 07/15/2037	51,730
31,000	7.60%, 07/15/2038	30,839
	Trinity Southern Baptist Church of Livermore, California
46,000	7.10%, 03/18/2016	45,770
53,000	7.20%, 03/18/2018	53,078
48,000	7.20%, 03/18/2019	47,760

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount		Fair Value
53,000	7.20%, 03/18/2020	52,735
60,000	7.30%, 03/18/2029	59,700
124,000	7.30%, 03/18/2030	123,380
143,000	7.30%, 03/18/2032	142,285
153,000	7.30%, 03/18/2034	152,235
190,000	7.30%, 03/18/2036	189,050
96,000	7.30%, 09/18/2026	95,520
50,000	7.30%, 09/18/2027	49,750
50,000	7.30%, 09/18/2028	49,750
60,000	7.30%, 09/18/2029	59,700
128,000	7.30%, 09/18/2030	127,360
148,000	7.30%, 09/18/2032	147,260
159,000	7.30%, 09/18/2033	158,205
211,000	7.30%, 09/18/2037	209,945
228,000	7.30%, 09/18/2038	226,860
	Victory Christian Center of the Desert, Inc.
31,000	8.40%, 04/15/2021	31,074
34,000	8.40%, 04/15/2022	34,095
36,000	8.40%, 04/15/2023	36,112
40,000	8.40%, 04/15/2024	39,796
43,000	8.40%, 04/15/2025	42,781
47,000	8.40%, 04/15/2026	46,760
51,000	8.40%, 04/15/2027	50,740
55,000	8.40%, 04/15/2028	54,719
60,000	8.40%, 04/15/2029	59,694
65,000	8.40%, 04/15/2030	64,669
70,000	8.40%, 04/15/2031	69,643
76,000	8.40%, 04/15/2032	75,612
83,000	8.40%, 04/15/2033	82,577
90,000	8.40%, 04/15/2034	89,541
30,000	8.40%, 10/15/2020	30,066
32,000	8.40%, 10/15/2021	32,083
35,000	8.40%, 10/15/2022	35,102
38,000	8.40%, 10/15/2023	38,125
41,000	8.40%, 10/15/2024	40,791
45,000	8.40%, 10/15/2025	44,771
48,000	8.40%, 10/15/2026	47,755
53,000	8.40%, 10/15/2027	52,730

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount		Fair Value
57,000	8.40%, 10/15/2028	56,709
62,000	8.40%, 10/15/2029	61,684
68,000	8.40%, 10/15/2030	67,653
74,000	8.40%, 10/15/2031	73,623
80,000	8.40%, 10/15/2032	79,592
87,000	8.40%, 10/15/2033	86,556
69,000	8.40%, 10/15/2034	68,648
	"The Well" Ministry of Rescue
21,000	8.40%, 05/15/2020	20,891
23,000	8.40%, 05/15/2021	22,880
25,000	8.40%, 05/15/2022	25,068
27,000	8.40%, 05/15/2023	27,081
22,000	8.40%, 11/15/2020	21,886
24,000	8.40%, 11/15/2021	24,060
26,000	8.40%, 11/15/2022	26,075
28,000	8.40%, 11/15/2023	28,090
	The United Pentecostal Church of Modesto, Inc.
43,000	7.50%, 05/21/2021	40,639
45,000	7.50%, 05/21/2022	42,530
20,000	7.50%, 11/21/2020	18,902
43,000	7.50%, 11/21/2021	40,640
53,000	7.60%, 05/21/2024	50,090
56,000	7.60%, 05/21/2025	52,926
62,000	7.60%, 05/21/2026	58,596
66,000	7.60%, 05/21/2027	62,377
71,000	7.60%, 05/21/2028	67,102
89,000	7.60%, 05/21/2031	84,114
96,000	7.60%, 05/21/2032	90,730
103,000	7.60%, 05/21/2033	97,345
112,000	7.60%, 05/21/2034	105,851
51,000	7.60%, 11/21/2023	48,623
55,000	7.60%, 11/21/2024	51,981
59,000	7.60%, 11/21/2025	55,761
69,000	7.60%, 11/21/2027	65,212
73,000	7.60%, 11/21/2028	68,992
86,000	7.60%, 11/21/2030	81,279
92,000	7.60%, 11/21/2031	86,949
99,000	7.60%, 11/21/2032	93,565
115,000	7.60%, 11/21/2034	108,687

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount			Fair Value
Colorado		0.85%
	Crossroads Church of Denver, Inc.
500,000	7.50%, 11/01/2038		497,450
Connecticut		0.94%
	Full Gospel Foundation Building Ministries International
19,000	7.50%, 01/21/2021		18,901
21,000	7.50%, 01/21/2022		20,891
22,000	7.50%, 01/21/2023		21,886
24,000	7.50%, 07/21/2023		23,875
23,000	7.60%, 01/21/2026		22,880
30,000	7.60%, 01/21/2027		29,844
32,000	7.60%, 01/21/2028		31,834
35,000	7.60%, 01/21/2029		34,818
38,000	7.60%, 01/21/2030		37,803
40,000	7.60%, 01/21/2031		39,792
43,000	7.60%, 01/21/2032		42,776
29,000	7.60%, 07/21/2026		28,849
33,000	7.60%, 07/21/2028		32,828
36,000	7.60%, 07/21/2029		35,813
39,000	7.60%, 07/21/2030		38,797
42,000	7.60%, 07/21/2031		41,782
45,000	7.60%, 07/21/2032		44,766
Florida		14.89%
	Abyssinia Missionary Baptist Church Ministries, Inc.
257,000	7.50%, 03/15/2027		255,689
212,000	7.50%, 03/15/2028		210,919
187,000	7.50%, 03/15/2029		186,046
166,000	7.50%, 09/15/2027		165,153
120,000	7.50%, 09/15/2028		119,388
145,000	7.50%, 09/15/2029		144,261
290,000	7.50%, 03/15/2030		288,521
332,000	7.50%, 09/15/2030		330,307
91,000	7.50%, 03/15/2031		90,536
	Bethel Baptist Institutional Church, Inc.
150,000	7.80%, 01/21/2021		149,220
75,000	7.90%, 01/21/2026		74,610
523,000	7.90%, 01/21/2030		520,280

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount		Fair Value
124,000	7.90%, 07/21/2023	124,409
251,000	7.90%, 07/21/2025	249,695
129,000	7.90%, 07/21/2026	128,329
171,000	7.90%, 07/21/2027	170,111
218,000	7.90%, 07/21/2028	216,866
259,000	7.90%, 07/21/2030	257,653
	Celebration Baptist Church of Jacksonville, Florida, Inc.
17,000	8.10%, 06/15/2015	17,075
33,000	8.20%, 12/15/2015	32,828
29,000	8.40%, 12/15/2029	28,849
69,000	8.40%, 06/15/2021	68,641
74,000	8.40%, 06/15/2022	74,200
10,000	8.40%, 06/15/2025	9,948
24,000	8.40%, 06/15/2027	23,875
199,000	8.40%, 06/15/2034	197,965
65,000	8.40%, 12/15/2020	64,662
71,000	8.40%, 12/15/2021	71,178
71,000	8.40%, 12/15/2022	71,199
23,000	8.40%, 12/15/2026	22,881
32,000	8.40%, 12/15/2030	31,834
117,000	8.40%, 12/15/2032	116,392
84,000	8.40%, 12/15/2033	83,563
70,000	8.40%, 12/15/2034	69,636
	LifePoint Community Church of Tampa Bay, Inc.
71,000	8.40%, 04/20/2019	70,638
78,000	8.40%, 04/20/2020	77,602
84,000	8.40%, 04/20/2021	83,571
99,000	8.40%, 04/20/2023	99,307
108,000	8.40%, 04/20/2024	107,449
44,000	8.40%, 10/20/2018	43,776
75,000	8.40%, 10/20/2019	74,618
82,000	8.40%, 10/20/2020	81,582
89,000	8.40%, 10/20/2021	88,546
86,000	8.40%, 10/20/2022	86,250
43,000	8.40%, 10/20/2025	42,781
25,000	8.40%, 04/20/2031	24,873
100,000	8.40%, 10/20/2030	99,480

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount		Fair Value
	Manifestations World
29,000	7.60%, 03/17/2025	28,855
31,000	7.60%, 03/17/2026	30,845
33,000	7.60%, 03/17/2027	32,835
36,000	7.60%, 03/17/2028	35,820
38,000	7.60%, 03/17/2029	37,810
41,000	7.60%, 03/17/2030	40,795
44,000	7.60%, 03/17/2031	43,780
48,000	7.60%, 03/17/2032	47,760
52,000	7.60%, 03/17/2033	51,740
56,000	7.60%, 03/17/2034	55,720
60,000	7.60%, 03/17/2035	59,700
65,000	7.60%, 03/17/2036	64,675
70,000	7.60%, 03/17/2037	69,650
76,000	7.60%, 03/17/2038	75,620
8,000	7.60%, 09/17/2024	7,960
29,000	7.60%, 09/17/2025	28,855
33,000	7.60%, 09/17/2026	32,835
34,000	7.60%, 09/17/2027	33,830
38,000	7.60%, 09/17/2028	37,810
41,000	7.60%, 09/17/2029	40,795
44,000	7.60%, 09/17/2030	43,780
47,000	7.60%, 09/17/2031	46,765
51,000	7.60%, 09/17/2032	50,745
54,000	7.60%, 09/17/2033	53,730
59,000	7.60%, 09/17/2034	58,705
63,000	7.60%, 09/17/2035	62,685
68,000	7.60%, 09/17/2036	67,660
73,000	7.60%, 09/17/2037	72,635
79,000	7.60%, 09/17/2038	78,605
	Iglesia Cristiana La Nueva Jerusalem, Inc.
100,000	7.50%, 02/5/2031	98,430
54,000	7.50%, 08/5/2029	53,168
146,000	7.50%, 02/5/2029	143,766
112,000	7.50%, 02/5/2027	110,342
	Philadelphia Haitian Baptist Church of Orlando, Inc.(c)

(c)  Non-income producing security.

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount			Fair Value
33,000	7.70%, 05/28/2013		29,548
26,000	7.70%, 11/28/2012		23,426
34,000	7.70%, 11/28/2013		30,559
35,000	7.80%, 05/28/2014		31,469
63,000	8.40%, 05/28/2021		56,404
68,000	8.40%, 05/28/2022		60,880
30,000	8.40%, 05/28/2024		26,859
86,000	8.40%, 05/28/2025		76,996
93,000	8.40%, 05/28/2026		83,263
154,000	8.40%, 05/28/2032		137,876
64,000	8.40% 11/28/2021		57,299
32,000	8.40% 11/28/2023		28,650
33,000	8.40% 11/28/2024		29,545
91,000	8.40% 11/28/2025		81,472
98,000	8.40% 11/28/2026		87,739
42,000	8.40% 11/28/2031		37,603
156,000	8.40% 11/28/2032		139,667
	Truth For Living Ministries, Inc.
78,000	7.80%, 03/15/2024		77,602
81,000	7.80%, 09/15/2024		79,874
36,000	7.80%, 09/15/2027		35,816
49,000	7.80%, 03/15/2028		48,750
Georgia		4.56%
	Bible Baptist Church of Newnan, Inc.(c)
32,000	7.60%, 03/01/2015		30,531
33,000	7.70%, 09/01/2015		31,347
11,000	7.80%, 09/01/2018		10,397
39,000	7.80%, 03/01/2018		37,097
46,000	7.80%, 03/01/2020		43,479
50,000	7.80%, 03/01/2021		47,260
45,000	7.80%, 09/01/2019		42,534
48,000	7.80%, 09/01/2020		45,370
50,000	7.90%, 03/01/2023		47,655
56,000	7.90%, 09/01/2022		53,362
38,000	7.90%, 03/01/2034		35,918
159,000	7.90%, 03/01/2036		150,287
89,000	7.90%, 09/01/2035		85,057
64,000	7.90%, 09/01/2036		61,171
54,000	8.00%, 03/01/2022		51,446

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount			Fair Value
51,000	8.00%, 09/01/2021		48,578
	Restoration in the Word International Ministries, Inc.
7,000	7.80%, 11/15/2017		7,007
6,000	7.80%, 05/15/2018		5,969
7,000	7.80%, 05/15/2019		6,965
8,000	7.80%, 05/15/2020		7,959
8,000	7.80%, 05/15/2021		7,959
7,000	7.80%, 11/15/2018		6,964
8,000	7.80%, 11/15/2019		7,959
8,000	7.80%, 11/15/2020		7,959
9,000	8.00%, 05/15/2022		9,026
9,000	8.00%, 11/15/2021		9,024
	Victory Baptist Church
67,000	7.90% 01/15/2030		66,652
72,000	7.90% 01/15/2031		71,626
78,000	7.90% 01/15/2032		77,595
84,000	7.90% 01/15/2033		83,563
90,000	7.90% 01/15/2034		89,532
98,000	7.90% 01/15/2035		97,490
106,000	7.90% 01/15/2036		105,449
115,000	7.90% 01/15/2037		114,402
123,000	7.90% 01/15/2038		122,360
69,000	7.90% 07/15/2030		68,641
74,000	7.90% 07/15/2031		73,615
81,000	7.90% 07/15/2032		80,579
87,000	7.90% 07/15/2033		86,548
95,000	7.90% 07/15/2034		94,506
101,000	7.90% 07/15/2035		100,475
110,000	7.90% 07/15/2036		109,428
119,000	7.90% 07/15/2037		118,381
129,000	7.90% 07/15/2038		128,329
42,000	8.00% 01/15/2024		42,143
40,000	8.00% 07/15/2023		40,128
Illinois
	First Baptist Church of Melrose Park	1.64%
35,000	7.80%, 06/12/2019		34,818
37,000	7.80%, 06/12/2020		36,808

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount			Fair Value
41,000	7.80%, 06/12/2021		40,787
45,000	7.80%, 06/12/2022		44,766
37,000	7.80%, 12/12/2019		36,808
40,000	7.80%, 12/12/2020		39,792
42,000	7.80%, 12/12/2021		41,782
51,000	7.90%, 06/12/2024		50,735
56,000	7.90%, 06/12/2025		55,709
43,000	7.90%, 06/12/2030		42,776
112,000	7.90%, 06/12/2034		111,418
50,000	7.90%, 12/12/2023		50,170
54,000	7.90%, 12/12/2024		53,719
86,000	7.90%, 12/12/2030		85,553
24,000	7.90%, 12/12/2033		23,875
117,000	7.90%, 12/12/2034		116,391
48,000	8.00%, 06/12/2023		48,153
45,000	8.00%, 12/12/2022		45,139
Indiana		3.51%
	Madison Park Church of God, Inc.
70,000	7.90%, 01/31/2024		70,245
100,000	7.90%, 01/31/2025		99,480
100,000	7.90%, 01/31/2026		99,480
50,000	7.90%, 01/31/2027		49,740
100,000	7.90%, 01/31/2028		99,480
193,000	7.90%, 01/31/2029		191,997
169,000	7.90%, 01/31/2032		168,121
151,000	7.90%, 07/31/2025		150,215
95,000	7.90%, 07/31/2029		94,506
306,000	7.90%, 07/31/2031		304,409
196,000	8.00%, 01/31/2023		196,608
189,000	8.00%, 07/31/2022		189,548
	Mizpah, Inc. Ebenezer Missionary Baptist Church
27,000	7.90%, 06/22/2033		26,860
29,000	7.90%, 06/22/2034		28,849
32,000	7.90%, 06/22/2035		31,834
34,000	7.90%, 06/22/2036		33,823
38,000	7.90%, 06/22/2037		37,802
24,000	7.90%, 12/22/2031		23,875

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount			Fair Value
26,000	7.90%, 12/22/2032		25,865
29,000	7.90%, 12/22/2033		28,849
31,000	7.90%, 12/22/2034		30,839
33,000	7.90%, 12/22/2035		32,828
36,000	7.90%, 12/22/2036		35,812
Louisiana		3.10%
	Living Way Apostolic Church, Inc.
43,000	7.80%, 04/20/2019		42,781
49,000	7.80%, 04/20/2021		48,750
44,000	7.80%, 10/20/2019		43,776
48,000	7.80%, 10/20/2020		47,755
52,000	7.80%, 10/20/2021		51,735
73,000	7.90%, 04/20/2026		72,628
79,000	7.90%, 4/20/2027		78,597
85,000	7.90%, 4/20/2028		84,566
47,000	7.90%, 4/20/2029		46,760
100,000	7.90%, 4/20/2030		99,490
103,000	7.90%, 4/20/2031		102,475
91,000	7.90%, 4/20/2032		90,536
126,000	7.90%, 4/20/2033		125,357
136,000	7.90%, 04/20/2034		135,306
70,000	7.90%, 10/20/2025		69,643
88,000	7.90%, 10/20/2028		87,551
96,000	7.90%, 10/20/2029		95,510
103,000	7.90%, 10/20/2030		102,475
15,000	7.90%, 10/20/2031		14,923
121,000	7.90%, 10/20/2032		120,383
141,000	7.90%, 10/20/2034		140,281
53,000	8.00%, 04/20/2022		53,154
56,000	8.00%, 10/20/2022		56,174
Maryland		0.06%
	Ark of Safety Christian Church
40,000	8.00%, 04/15/2029		37,436
Massachusetts		3.03%
	Harvest Ministries of New England, Inc.
57,000	7.30%, 02/20/2024		57,222
62,000	7.30%, 02/20/2025		61,684
67,000	7.30%, 02/20/2026		66,658

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount			Fair Value
71,000	7.30%, 02/20/2027		70,638
76,000	7.30%, 02/20/2028		75,612
83,000	7.30%, 02/20/2029		82,577
89,000	7.30%, 02/20/2030		88,546
95,000	7.30%, 02/20/2031		94,516
95,000	7.30%, 02/20/2033		94,516
118,000	7.30%, 02/20/2034		117,398
127,000	7.30%, 02/20/2035		126,352
60,000	7.30%, 08/20/2024		59,694
64,000	7.30%, 08/20/2025		63,674
69,000	7.30%, 08/20/2026		68,648
75,000	7.30%, 08/20/2027		74,617
80,000	7.30%, 08/20/2028		79,592
85,000	7.30%, 08/20/2029		84,566
99,000	7.30%, 08/20/2031		98,495
63,000	7.30%, 08/20/2032		62,679
114,000	7.30%, 08/20/2033		113,419
132,000	7.30%, 08/20/2035		131,327
Michigan		0.30%
	Living Bread Ministries, Inc.
10,000	7.50%, 02/15/2016		10,055
22,000	7.50%, 02/15/2017		22,145
24,000	7.50%, 02/15/2018		24,031
26,000	7.50%, 02/15/2019		25,867
21,000	7.50%, 08/15/2016		21,128
22,000	7.50%, 08/15/2017		22,022
24,000	7.50%, 08/15/2018		23,878
26,000	7.50%, 08/15/2019		25,868
Nevada		0.12%
	New Song Lutheran Church, Inc.
16,000	7.80%, 06/01/2015		16,072
18,000	7.80%, 06/01/2016		18,103
17,000	7.80%, 12/01/2015		17,087
18,000	7.80%, 12/01/2016		18,111
New Jersey		2.33%
	International Faith Ministries, Inc.
13,000	7.90%, 05/10/2023		12,390
15,000	7.90%, 05/10/2024		14,176

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount		Fair Value
16,000	7.90%, 05/10/2025	15,122
24,000	7.90%, 05/10/2028	22,682
27,000	7.90%, 05/10/2029	25,518
30,000	7.90%, 05/10/2030	28,353
33,000	7.90%, 05/10/2031	31,188
36,000	7.90%, 05/10/2032	34,024
40,000	7.90%, 05/10/2033	37,804
44,000	7.90%, 05/10/2034	41,584
48,000	7.90%, 05/10/2035	45,365
52,000	7.90%, 05/10/2036	49,145
61,000	7.90%, 05/10/2037	57,651
24,000	7.90%, 11/10/2023	22,879
26,000	7.90%, 11/10/2024	24,573
28,000	7.90%, 11/10/2025	26,463
22,000	7.90%, 11/10/2027	20,792
35,000	7.90%, 11/10/2028	33,078
37,000	7.90%, 11/10/2029	34,969
41,000	7.90%, 11/10/2030	38,749
33,000	7.90%, 11/10/2031	31,188
48,000	7.90%, 11/10/2032	45,365
56,000	7.90%, 11/10/2034	52,926
61,000	7.90%, 11/10/2035	57,651
66,000	7.90%, 11/10/2036	62,377
11,000	8.00%, 05/10/2022	10,481
22,000	8.00%, 11/10/2022	20,964
	Princeton Presbyterian Church
15,000	7.80%, 09/25/2013	14,981
25,000	8.10%, 03/25/2015	25,108
28,000	7.90%, 03/25/2014	27,972
31,000	8.20%, 09/25/2015	30,997
33,000	8.30%, 03/25/2016	33,178
33,000	8.40%, 03/25/2034	32,835
43,000	8.40%, 03/25/2023	43,133
47,000	8.40%, 09/25/2020	46,765
49,000	8.40%, 03/25/2021	48,755
51,000	8.40%, 09/25/2021	51,132
54,000	8.40%, 03/25/2022	54,151
56,000	8.40%, 09/25/2022	56,168

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount			Fair Value
North Carolina		0.11%
	Accumulated Resources of Kindred Spirits
66,000	7.75%, 12/01/2009		62,938
Ohio		2.86%
	Worldview Community Church
15,000	7.50%, 06/12/2018		14,922
60,000	7.50%, 12/12/2020		59,688
62,000	7.50%, 06/12/2021		61,678
65,000	7.50%, 12/12/2021		64,662
67,000	8.00%, 06/12/2022		67,194
70,000	8.00%, 12/12/2022		70,217
73,000	7.60%, 06/12/2023		73,248
75,000	7.60%, 12/12/2023		75,270
78,000	7.60%, 06/12/2024		77,594
82,000	7.60%, 12/12/2024		81,574
84,000	7.60%, 06/12/2025		83,563
109,000	7.60%, 06/12/2032		108,433
118,000	7.60%, 12/12/2029		117,386
127,000	7.60%, 12/12/2030		126,340
132,000	7.60%, 06/12/2031		131,314
148,000	7.60%, 12/12/2032		147,231
153,000	7.60%, 06/12/2033		152,204
159,000	7.60%, 12/12/2033		158,173
Oregon		0.17%
	Western Baptist College
27,000	7.50%, 02/15/2016		27,148
73,000	7.50%, 08/15/2015		73,358
Pennsylvania		1.05%
	Impacting Your World Ministries, Inc.
11,000	6.20%, 09/10/2010		10,989
11,000	6.40%, 03/10/2011		10,983
18,000	6.70%, 09/10/2011		18,029
18,000	6.90%, 03/10/2012		18,004
25,000	7.00%, 09/10/2012		24,947
26,000	7.20%, 03/10/2013		26,044
34,000	7.20%, 03/10/2014		33,827
34,000	7.20%, 09/10/2013		33,827
43,000	7.20%, 09/10/2014		42,781

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount			Fair Value
43,000	7.30%, 03/10/2015		42,987
47,000	7.30%, 03/10/2016		46,760
46,000	7.30%, 09/10/2015		45,765
49,000	7.30%, 09/10/2016		48,750
51,000	7.40%, 03/10/2017		51,041
52,000	7.40%, 09/10/2017		51,735
55,000	7.50%, 03/10/2018		55,077
56,000	7.50%, 09/10/2018		55,714
Rhode Island		2.08%
	The Cathedral of Life Christian Assembly
7,000	7.60%, 08/15/2037		6,964
10,000	7.50%, 08/15/2016		10,061
11,000	7.50%, 08/15/2017		11,011
15,000	7.30%, 08/15/2014		14,988
23,000	7.50%, 02/15/2021		22,883
23,000	7.50%, 08/15/2020		22,883
25,000	7.50%, 02/15/2022		24,872
25,000	7.50%, 08/15/2021		24,873
26,000	8.00%, 08/15/2022		26,078
28,000	8.00%, 02/15/2023		28,087
35,000	7.60%, 08/15/2026		34,821
37,000	7.60%, 02/15/2027		36,811
39,000	7.60%, 08/15/2027		38,801
40,000	7.60%, 02/15/2028		39,796
41,000	7.60%, 08/15/2028		40,791
43,000	7.60%, 02/15/2029		42,781
45,000	7.60%, 08/15/2029		44,771
46,000	7.60%, 02/15/2030		45,765
48,000	7.60%, 08/15/2030		47,755
50,000	7.60%, 02/15/2031		49,745
52,000	7.60%, 08/15/2031		51,735
53,000	7.60%, 02/15/2032		52,730
58,000	7.60%, 02/15/2033		57,704
58,000	7.60%, 02/15/2037		57,704
60,000	7.60%, 08/15/2033		59,694
62,000	7.60%, 02/15/2034		61,684
62,000	7.60%, 08/15/2036		61,684
65,000	7.60%, 08/15/2034		64,668

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount			Fair Value
67,000	7.60%, 02/15/2035		66,658
70,000	7.60%, 08/15/2035		69,643
Tennessee		3.00%
	Grace Christian Fellowship Church, Inc.
20,000	8.40%, 07/18/2029		19,896
21,000	8.40%, 04/18/2031		20,893
30,000	8.40%, 01/18/2029		29,844
34,000	8.40%, 07/18/2024		33,823
35,000	8.40%, 10/18/2028		34,822
38,000	8.40%, 07/18/2021		37,802
38,000	8.40%, 07/18/2031		37,802
39,000	8.40%, 10/18/2021		38,801
40,000	8.40%, 01/18/2022		40,100
41,000	8.40%, 04/18/2022		41,115
41,000	8.40%, 07/18/2022		41,111
42,000	8.40%, 10/18/2022		42,122
44,128	8.40%, 01/18/2023		44,128
44,000	8.40%, 04/18/2023		44,136
45,000	8.40%, 07/18/2023		45,135
46,000	8.40%, 10/18/2023		46,147
47,000	8.40%, 01/18/2024		47,150
47,000	8.40%, 04/18/2024		46,760
50,000	8.40%, 10/18/2024		49,745
51,000	8.40%, 01/18/2025		50,735
52,000	8.40%, 04/18/2025		51,735
52,000	8.40%, 04/18/2029		51,735
54,000	8.40%, 10/18/2025		53,725
56,000	8.40%, 01/18/2026		55,709
56,000	8.40%, 04/18/2026		55,714
58,000	8.40%, 10/18/2026		57,704
60,000	8.40%, 01/18/2027		59,688
75,000	8.40%, 10/18/2029		74,617
77,000	8.40%, 01/18/2030		76,600
78,000	8.40%, 04/18/2030		77,602
81,000	8.40%, 07/18/2030		80,579
81,000	8.40%, 10/18/2030		80,587
88,000	8.40%, 10/18/2031		87,551
100,000	8.40%, 04/18/2033		99,490

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount			Fair Value
Texas		5.86%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		200,180
100,000	7.60%, 06/15/2018		99,480
	The Fellowship at Cinco Ranch, Inc.
25,000	7.20%, 03/19/2025		24,875
118,000	7.20%, 03/19/2026		117,410
72,000	7.20%, 03/19/2027		71,640
136,000	7.20%, 03/19/2028		135,320
146,000	7.20%, 03/19/2029		145,270
157,000	7.20%, 03/19/2030		156,215
49,000	7.20%, 03/19/2031		48,755
93,000	7.20%, 09/19/2025		92,535
122,000	7.20%, 09/19/2026		121,390
132,000	7.20%, 09/19/2027		131,340
141,000	7.20%, 09/19/2028		140,295
152,000	7.20%, 09/19/2029		151,240
162,000	7.20%, 09/19/2030		161,190
139,000	7.20%, 09/19/2031		138,305
94,000	8.00%, 03/19/2023		94,310
99,000	8.00%, 09/19/2023		99,337
	New Life Christian Ministry, Inc.
100,000	7.50%, 04/15/2024		98,610
20,000	7.80%, 06/15/2021		19,896
19,000	7.80%, 12/15/2020		18,901
23,000	7.90%, 06/15/2023		23,076
23,000	7.90%, 12/15/2022		23,071
24,000	7.90%, 12/15/2023		24,081
21,000	8.00%, 06/15/2022		21,061
21,000	8.00%, 12/15/2021		21,057
	Iglesia Templo Jerusalen
36,000	7.90%, 06/12/2033		35,813
37,000	7.90%, 12/12/2032		36,808
46,000	7.90%, 12/12/2027		45,761
48,000	7.90%, 06/12/2029		47,750
58,000	7.90%, 06/12/2028		57,698
60,000	7.90%, 12/12/2028		59,688
65,000	7.90%, 12/12/2029		64,662

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount			Fair Value
68,000	7.90%, 06/12/2030		67,646
76,000	7.90%, 12/12/2033		75,605
79,000	7.90%, 12/12/2035		78,589
86,000	7.90%, 12/12/2036		85,553
93,000	7.90%, 06/12/2034		92,516
96,000	7.90%, 12/12/2034		95,501
100,000	7.90%, 06/12/2035		99,480
108,000	7.90%, 06/12/2036		107,439
Virginia		1.49%
	New Life Anointed Ministries International, Inc.
171,000	7.80%, 06/21/2020		161,612
64,000	7.80%, 06/21/2022		60,979
103,000	7.80%, 06/21/2024		97,345
100,000	7.80%, 12/21/2020		94,510
60,000	7.80%, 12/21/2023		57,198
142,000	7.80%, 12/21/2025		134,204
124,000	7.80%, 06/21/2023		118,197
115,000	7.80%, 12/21/2024		108,687
	Old Bridge United Methodist Church
40,000	7.90%, 09/24/2023		39,800
Washington		1.18%
	Cascade Christian Center of Skagit Valley
3,000	8.40%, 04/20/2028		2,985
4,000	8.40%, 10/20/2036		3,980
6,000	8.40%, 04/20/2035		5,969
9,000	8.40%, 04/20/2033		8,954
10,000	8.40%, 04/20/2026		9,949
11,000	8.40%, 10/20/2026		10,944
20,000	8.40%, 04/20/2027		19,898
20,000	8.40%, 10/20/2021		19,898
21,000	8.40%, 04/20/2022		21,059
22,000	8.40%, 10/20/2022		22,064
23,000	8.40%, 04/20/2023		23,071
24,000	8.40%, 04/20/2024		23,877
24,000	8.40%, 10/20/2023		24,077
26,000	8.40%, 10/20/2024		25,868
28,000	8.40%, 10/20/2030		27,857
38,000	8.40%, 04/20/2036		37,806

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount			Fair Value
44,000	8.40%, 04/20/2031		43,776
46,000	8.40%, 10/20/2031		45,765
48,000	8.40%, 04/20/2032		47,755
48,000	8.40%, 10/20/2035		47,755
50,000	8.40%, 10/20/2032		49,745
54,000	8.40%, 10/20/2033		53,725
57,000	8.40%, 04/20/2034		56,709
58,000	8.40%, 10/20/2034		57,704

Washington, DC		0.90%
	Metropolitan Baptist Church
44,766	8.40%, 07/12/2018		44,766
77,000	8.20%, 01/12/2015		76,946
80,000	8.30%, 07/12/2015		79,968
98,000	8.40%, 01/12/2018		98,088
100,000	8.40%, 01/12/2027		98,570
130,000	8.40%, 01/12/2033		129,324

Total Church Mortgage Bonds (Cost $42,738,017)		72.20%	42,229,578

CHURCH MORTGAGE LOANS - 14.65% (b)

California		5.09%
	Heart of Canyons Church, Inc.
1,054,623	8.50%, 10/01/2009		1,054,623
	Mount Olive Baptist
992,346	7.75%, 09/01/2037		987,384
	The Sound of His Voice Christian Fellowship, Inc.(c)
1,043,820	7.75%, 09/01/2037		934,636

Georgia		1.83%
	God First Ministry
1,074,185	8.75%, 8/01/2037		1,068,814

(b)  The Mortgagee has the right to prepay the Loans at any time.  The loans are generally considered to be illiquid due to the limited, if any, secondary market.

(c)  Non-income producing security.

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares/Principal Amount			Fair Value
Nevada		0.74%
	Iglesia Chrisiana Verbo
434,888	9.00%, 05/01/2033		432,714

New Jersey		1.32%
	Igreja Batista
777,109	7.90%, 08/01/2038		773,224

Texas		2.94%
	Pleasant Grove Baptist
1,728,838	7.50%, 08/01/2033		1,720,194

Total Church Mortgage Loans (Cost $7,105,809)		11.92%	6,971,589

US TREASURY OBLIGATIONS (Cost $143,484)		0.30%
	US Treasury Note
143,484	4.50%, 02/15/2016		173,040

SHORT TERM INVESTMENTS		14.14%

Money Market Funds
8,270,781	Fifth Third Institutional Money Market - .80%*		8,270,781
	(Cost $8,270,781)

Total Investments - (Cost $58,258,091)		98.56%	$57,644,988

Other Assets Less Liabilities		1.44%	844,235

Net Assets		100.00%	$58,489,223

* Variable rate security; the coupon rate shown represents the yield at March 31, 2009.

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2009 (UNAUDITED)

Assets:
Investments in Securities, at Fair Value (Cost $58,258,091)	$ 57,644,988
Receivables:
Interest	901,023
Prepaid Expenses	31,592
Total Assets	58,577,603
Liabilities:
Accrued Management Fees	22,737
Due to Advisor	18,353
Accrued Expenses	47,290
Total Liabilities	88,380
Net Assets	$ 58,489,223

Net Assets Consist of:
Paid In Capital	$ 59,095,717
Accumulated Undistributed Net Investment Income	10,772
Accumulated Undistributed Realized Loss on Investments	(1,899)
Unrealized Depreciation in Fair Value of Investments	(615,367)
Net Assets, for 2,470,017 Shares Outstanding	$ 58,489,223

Net Asset Value per share ($58,489,223/2,470,017)	$ 23.68
Offering Price per share (Net Asset Value per share/.985)	$ 24.04

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

STATEMENT OF OPERATIONS

MARCH 31, 2009 (UNAUDITED)

Investment Income:
Interest	$ 1,858,632
Total Investment Income	1,858,632

Expenses:
Advisory Fees (Note 3)	117,920
Transfer Agent Fees	23,702
Administrative Fees	19,653
Registration Fees	12,740
Legal Fees	29,161
Printing and Mailing Fees	5,555
Audit Fees	39,236
Custody Fees	4,350
Trustees' Retainer and Meeting Expenses	3,640
Insurance Expense	2,732
Miscellaneous Fees	3,536
Service Fees	65,580
Total Expenses	327,805
Contractual Expense Waiver (Note 3)	(41,483)
Voluntary Expense Waiver (Note 3)	(24,097)
Net Expenses	262,225

Net Investment Income	1,596,407

Realized and Unrealized Gain (Loss) on Investments:
Net Change in Unrealized Depreciation on Investments	(378,190)
Realized and Unrealized Loss on Investments	(378,190)

Net Increase in Net Assets Resulting from Operations	$ 1,218,217

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	3/31/2009	9/30/2008
Increase in Net Assets From Operations:
Net Investment Income	$ 1,596,407	$ 1,799,159
Net Realized Gain (Loss) on Investments	-	-
Change in Unrealized Depreciation on Investments	(378,190)	(179,303)
Net Increase in Net Assets Resulting from Operations	1,218,217	1,619,856

Distributions to Shareholders:
Net Investment Income	(1,569,636)	(1,836,749)
Total Dividends and Distributions Paid to Shareholders	(1,569,636)	(1,836,749)

Capital Share Transactions:
Proceeds from Sale of Shares	16,390,983	36,905,011
Shares Issued on Reinvestment of Dividends	1,077,894	1,400,205
Cost of Shares Repurchased	(7,132,557)	(4,868,830)
Repurchase Fees (Note 1)	-	-
Net Increase from Shareholder Activity	10,336,320	33,436,386

Net Assets:
Net Increase in Net Assets	9,984,901	33,219,493
Beginning of Period	48,504,322	15,284,829
End of Period (Including Accumulated Undistributed Net Investment
Income(Loss) of $12,061 and $(16,000))	$58,489,223	$48,504,322

Share Transactions:
Shares Sold	689,068	1,541,746
Shares Issued on Reinvestment of Dividends	45,441	58,640
Shares Repurchased	(299,091)	(203,299)
Net Increase in Shares	435,418	1,397,087
Outstanding at Beginning of Period	2,034,599	637,512
Outstanding at End of Period	2,470,017	2,034,599

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

STATEMENT OF CASH FLOWS

        MARCH 31, 2009 (UNAUDITED)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 1,218,217
Adjustments to reconcile net increase in net assets from
operations to net cash used for operating activities:
Purchase of long-term investment activities	(5,770,417)
Proceeds from disposition of long-term investment securities	451,788
Purchase of short-term investments, net	(5,026,120)
Increase in prepaid expenses	(30,071)
Increase in interest receivable	(173,868)
Increase in accrued expenses	13,442
Unrealized depreciation on securities	378,190
Amortization of premiums and discounts	(515)
Net cash used for operating activities	$ (8,939,354)

Cash flows provided by financing activities:
Proceeds from shares sold	$ 16,563,653
Distributions paid in cash	(491,742)
Payments for shares purchased	(7,132,557)
Net cash provided by financing activities	$ 8,939,354

Net increase/(decrease) in cash	$ -

Cash (excluding short-term investments):
Beginning balance	-
Ending balance	$ -

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends of $1,077,894.

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

(Unaudited) Six Months Ended		Years Ended		Period Ended
	3/31/2009	9/30/2008	9/30/2007	9/30/2006*
Net Asset Value, at Beginning of Year (a)	$ 23.84	$ 23.98	$ 23.97	$ 24.19

Income From Investment Operations:
Net Investment Income (b)	0.72	1.43	1.55	1.50
Net Loss on Securities (Realized and Unrealized)	(0.17)	(0.09)	(0.09)	(0.50)
Total from Investment Operations	0.55	1.34	1.46	1.00

Distributions:
Net Investment Income	(0.71)	(1.48)	(1.45)	(1.22)
Total from Distributions	(0.71)	(1.48)	(1.45)	(1.22)

Repurchase Fees	-	-	- (c)	- (c)

Net Asset Value, at End of Year (a)	$ 23.68	$ 23.84	$ 23.98	$ 23.97

Market Value (d)	$ -	$ -	$ -	$ -

Total Return (e)	2.35%	5.75%	6.27%	4.24%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 58,489	$ 48,504	$ 15,285	$ 4,540
Before Reimbursements, Waivers and Recoupments
Ratio of Expenses to Average Net Assets	1.25%	1.22%	1.96%	11.29% (f) (h)
Ratio of Net Investment Income (Loss) to Average Net Assets	5.80%	5.77%	5.46%	(4.04)% (g) (h)
After Reimbursements, Waivers and Recoupments
Ratio of Expenses to Average Net Assets	1.00%	1.00%	1.00%	1.00% (f) (h)
Ratio of Net Investment Income to Average Net Assets	6.07%	5.99%	6.42%	6.25% (g) (h)
Portfolio Turnover	0.98%	17.74%	22.59%	0.00%

(a) Price does not include sales charge.  A maximum sales charge of 3.25%, unless waived or reduced, was applicable to sale of Fund shares prior to December 7, 2006.    Pursuant to a waiver by the Fund's distributor, from January 28, 2007 through January 28, 2009, no sales charge is applicable to sales of Fund shares.  A maximum sales charge of  1.50%, unless waived or reduced, was applicable to sale of Fund shares beginning January 29, 2009.

(b) Amount calculated based on average shares outstanding throughout the year.

CAPSTONE CHURCH CAPITAL FUND

FINANCIAL HIGHLIGHTS (CONTINUED)

(c) Rounds to less than $.005 per share.

(d) There is no established secondary market for the Fund's shares.

(e) Total return is computed assuming shares are purchased and redeemed at the Fund's net asset value and excludes the effect of sales charges and repurchase fees.    Dividends are assumed to be reinvested at the Fund's net asset value.

(f) The ratios before reimbursements, waivers and recoupments for the year ended September 30, 2006 includes operating costs of 1.94%, organization and issuance costs of 5.85%, fees accrued under the Fund's Service Plan of .25% (all of which  was voluntarily waived by the Distributor) and income taxes of 2.25% ( all of which  was voluntarily reimbursed by the Advisor).

(g) The ratios after reimbursements, waivers and recoupments for the year ended September 30, 2006 is net of expenses waived or reimbursed under the Fund's expense limitation agreement with the Advisor of 7.79%, service fees voluntarily waived by the Distributor of .25% and income taxes voluntarily reimbursed by the Advisor of 2.25%.

(h) Annualized

* Fund commenced operations on October 4, 2005

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2009 (UNAUDITED)

(1)

ORGANIZATION

The Capstone Church Capital Fund (the "Fund"), formerly known as Capstone Church Bond Fund, is a non-diversified closed-end management investment company. It was formed as a Delaware statutory trust in October 2004, and is registered with the Securities and Exchange Commission.  The Fund’s principal business is investing its assets in mortgage bonds and mortgage loan obligations issued by churches and other Christian non-profit organizations that have a stated Christian mission. Church mortgage bonds are corporate debt securities issued by  local churches, denominations and associations, educational institutions, para-church and other Christian mission related organizations for  purposes including construction, purchase or refinancing of existing real property.  Church mortgage loans are obligations of Borrowers issued for various purposes, including construction, property purposes or refinancing of existing real property.  The Fund may invest up to 20% of its net assets plus any borrowings for investment purposes in  short-term money market instruments and other non-church mortgage bond and non-church mortgage loan investments.  Such short-term money market instruments will reduce the Fund’s overall portfolio maturity and may reduce the Fund’s yield.

A sales charge generally ranging from 1.50% to 1.00% of the offering price, declining to 0% for investments over $1,000,000, became effective January 29, 2009.  Prior to December 7, 2006, the Fund's shares were continuously offered subject to a sales charge generally ranging from 3.25% to .50% of the offering price.   From December 7, 2006 through January 28, 2009, the Fund’s shares were not subject to a sales charge.     Currently, there is no established secondary market for the Fund’s shares nor is one expected to develop. The Fund will, pursuant to a fundamental policy, make an offer each calendar quarter to repurchase at net asset value a portion of its outstanding shares.  The percentage of the outstanding shares subject to repurchase will be set quarterly by the Board of Trustees and will be no less than 5% and no more than 25% of the Fund’s outstanding shares.   The deadline for submitting repurchase requests is 4:00PM Eastern Time on the last business day of each calendar quarter, unless shareholders are otherwise notified.  The Fund’s net asset value for the repurchase offer will be computed no more than 14 days after the repurchase request deadline.

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America.

      Security Valuation

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church bonds, on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees.  In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically. The current method of valuation is a matrix formula that derives a bid price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  Capstone Asset Management Company (“CAMCO” or “Adviser”) constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements.  Strongtower Financial, an underwriter of a significant volume of church mortgage backed bonds, provides credit research and analysis to the Adviser. When in the judgement of the Adviser, the fair value of an individual security, as determined utilizing the matrix formula, no longer represents the fair value of that security, the Adviser will determine a fair value of that security.  Factors that the Adviser might consider in establishing the fair value include, but would not be limited to, the general conditions in the church bond market and the overall financial market, the transaction price of any recent sales or purchases of the security; the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer; the estimated value of the underlying collateral and the issuer’s payment history.  The Fund also has specific procedures for treatment of defaults on interest payments and/or delinquency on sinking fund payments, as well as conditions for accrual of interest.  Similar methods are used to value church mortgage loans held or to be purchased by the Fund.

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Because of the inherent uncertainty of valuations determined both by utilizing the matrix formula and by the Adviser, those estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material.

Securities other than church mortgage bonds and church mortgage loans held in the Fund’s portfolio other than short-term obligations, but including listed issues, may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more that 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.

Effective October 1, 2008, the Fund adopted Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). This standard establishes a single authoritative definition of fair value and requires additional disclosure about fair value measurements.  The inputs are summarized in three broad levels : Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment  spreads and  credit risks) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's assets:

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

       Investments            Other Financial

Valuation Inputs:                                                   In Securities                Instruments

Level 1 – Quoted Prices                                        $                -                    $              -

Level 2 – Significant Other Observable Inputs         8,443,821                                   -

Level 3 – Significant Unobservable Inputs            49,201,167                                  -

Total                                                                    $57,644,988                                   -

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value:

Investments   Other Financial

In Securities       Investments

Balance as of 09/30/08

                 $44,273,323

Accrued Accretion/(Amortization)

Change in Unrealized Appreciation/(Depreciation)             (390,785)

Realized Market Gain/(Loss)

Net Purchase/(Sales)

                                      5,318,629

Transfers In/(Out) of Level 3

Balance as of 3/31/09                                                       $49,201,167

      Security Transactions and Investment Income

For financial reporting purposes, portfolio security transactions are recorded on the trade date.  Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.  Interest income, adjusted for accretion of discounts and amortization of premiums is recorded on the accrual basis.

Purchases and sales of investment securities (excluding short-term investments, U.S. government and U.S. government agency securities) aggregated $5,770,417 and $451,788, respectively, for the six months ended March 31, 2009.

 Dividends and Distributions

Dividends from net investment income of the Fund are declared and paid monthly.  Distributions from net realized capital gains, if any, will be declared and distributed at least annually.  Income dividends and capital gains distributions are recorded on the ex-dividend date and determined in

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America, primarily due to timing differences in the recognition of income, gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

      Federal Income Taxes

It is the Fund’s intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended and to distribute all of its net taxable income and net capital gains to shareholders, so as not to be subject to federal income or excise taxes.  For the six months ended                  March 31, 2009, the Fund qualified under the provisions and accordingly, no provision for federal income tax has been made.

Effective March 31, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48), “Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, “Accounting for Income Taxes.”  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the six months ended March 31, 2009, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal tax authorities for all tax years since the commencement of operations.

Use of Estimates

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

increases and decreases of net assets from operations during the reporting period.  Actual results could differ from these estimates.

(3)   INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

CAMCO, a wholly-owned subsidiary of Capstone Financial Services, Inc., acts as investment adviser for the Fund.  CAMCO provides investment advisory and administrative services to other investment companies, and provides investment advisory services to pension and profit-sharing accounts, corporations and individuals.  Subject to the authority of the Board of Trustees, the Adviser provides the Fund with continuous investment advisory services, in accordance with an investment advisory agreement (the "Advisory Agreement") between the Adviser and the Fund.  As compensation for its services as investment adviser, the Fund pays CAMCO, on a monthly basis, an investment advisory fee calculated daily at the annual rate of 0.45% on the first $500 million of the Fund’s average daily net assets.  The rate declines to 0.40% on the next $500 million, and to 0.375% on average daily net assets in excess of $1.0 billion.  For the six months ended March 31, 2009, the Fund incurred advisory fees of $117,920.

CAMCO also acts as administrator for the Fund.  For its services as administrator, CAMCO receives a monthly fee from the Fund calculated at the annual rate of 0.075% on the first $500 million of the Fund's average daily net assets.  The rate declines to 0.06% on the next $500 million and to 0.05% on average daily net assets in excess of $1.0 billion.  For the six months ended March 31, 2009, the Fund incurred administrative fees of $19,653.

Pursuant to an expense limitation agreement with the Fund, CAMCO has agreed, through January 28, 2010, to bear the Fund’s ordinary operating expenses to the extent such expenses exceed, in any fiscal year of the Fund, 1.00% of the Fund's average daily net assets.  Such ordinary operating expenses include, but are not limited to, the Fund’s investment advisory and administration fees and fees to other Fund service providers, but do not include payments under the Fund’s Service Plan, interest, taxes, brokerage commissions, extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business.  In the event the Fund’s average daily expenses fall below 1.00% of average daily net assets on any business day, CAMCO will be entitled to be reimbursed to the

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

extent of its unreimbursed fee waivers/reductions or other payments during any of the previous thirty six months, provided such reimbursements do not cause the Fund’s expenses to exceed 1.00% for that day.   As of  March 31, 2009 the amount of this potential reimbursement is $290,193, of which $225,621 expires on September 30, 2009 and $64,572 expires on September 30, 2010.

Capstone Asset Planning Company, an affiliate of CAMCO and a wholly-owned subsidiary of Capstone Financial Services, Inc., acts as the principal underwriter of the Fund’s shares pursuant to a written agreement with the Fund (the "Distribution Agreement").  The Distributor has the exclusive right to distribute shares of the Fund through unaffiliated dealers.  The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay for only such Fund shares as may be sold to the public.  The Distributor is not obligated to sell any stated number of shares. During the six months ended March 31, 2009, the distributor received sales charges of $2,761.  A maximum sales charge of 1.50% was applicable to the sale of fund shares beginning January 29, 2009.  Sales charges are waived for qualified fee-based financial advisors and non-profit organizations that have a stated Christian mission and that invest at least $50,000 in the Fund.   Prior to January 29, 2009, the sales charge was waived by the Distributor.

The Fund has adopted a Service Plan (the "Plan") which permits the Fund to compensate the Distributor for services provided and expenses incurred in connection with providing services to the Fund’s shareholders.  These services include, but are not limited to, the payment of compensation to securities dealers (which may include the Distributor itself) and other financial institutions and organizations (collectively, "Service Organizations") to obtain various shareholder services for the Fund.  These services include, among other things, payments to employees or agents of the Distributor who assist in or support the provision of shareholder services, processing new shareholder account applications, preparing and transmitting to the Fund’s Transfer Agent information on transactions by customers and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.  The Plan provides that payments will be made to the Distributor at an annual rate of 0.25% of the average daily net assets of the Fund.  Out of its compensation and subject to applicable regulatory requirements, the Distributor may make reallowances to Service Organizations (which may

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

include the Distributor itself), the amount of such reallowances to be based on the average daily net asset value of shares of the Fund held by shareholders for whom the Service Organization provides services.  Any remaining amounts not so allocated will be retained by the Distributor. During the six months ended March 31, 2009, fees accrued under the Plan were $65,580 of which $41,483 was contractually waived by the Distributor through January 28, 2009 and $24,097 was voluntarily waived by the Distributor from January 29, 2009 through March 31, 2009.

The President and a Trustee of the Fund is President and a director of CAMCO and of the Distributor and also serves as President and director of Capstone Financial Services, Inc., parent company of CAMCO and the Distributor.  Some other officers of the Fund are also officers of CAMCO, the Distributor and Capstone Financial Services, Inc.

Mutual Shareholder Services, LLC (“MSS”) serves as the Fund’s transfer agent and fund accountant.  Under the terms of the Shareholder Servicing Agreement, MSS will be paid annual per account fees.  Under the terms of the Accounting Agreement, MSS is entitled to a monthly fee calculated at the annual rate of $36250 on average net assets up to $75 million in addition to fees related to transfer agency services and certain other out of pocket expenses.  For the six months ended March 31, 2009, the Fund incurred transfer agent and accounting fees and expenses of $23,702.

(4) REPURCHASE OFFERS

Pursuant to the Fund’s fundamental policy (Note 1), the Board of Trustees authorized the Fund to offer to repurchase 5% of its outstanding shares for each quarter.  In accordance with SEC guidelines, the Fund’s Board of Trustees can authorize an additional 2% of the shares outstanding if tendered shares exceed the offered amount.  For the repurchase request deadlines at December 31, 2008 and March 31, 2009, the tendered shares were in excess of the 5% offered so an additional 1.87% and 1.45% respectively, were repurchased pursuant to the foregoing authorization.     During the period October 1, 2008 through March 31, 2009, the Fund repurchased shares as follows:

Repurchase request deadline and repurchase pricing date	12/31/2008
Repurchase Pricing Date	01/08/2009
Shares repurchased	156,961.850
Percentage of Fund outstanding shares	6.87%

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Repurchase request deadline	03/31/2009
Repurchase pricing date	04/07/2009
Shares repurchased	159,946.775
Percentage of Fund shares outstanding	6.45%

The Fund will, under normal circumstances, price such shares that are repurchased in connection with a repurchase offer at the Fund’s net asset value (“NAV”) determined after the close of business on or about the 5th business day following the Repurchase Request Deadline, provided it appears that the use of such NAV is not likely to result in significant dilution of the NAV of either shares that are tendered for repurchase or shares that are not tendered.  This policy may be amended by the Fund’s Board of Trustees, subject to applicable regulatory limits and its fundamental policies.

(5)

FEDERAL INCOME TAXES

As of March 31, 2009, the cost of investments, gross unrealized appreciation and depreciation of investment securities and components of distributable earnings on a tax basis were as follows:

Cost of investments	$58,258,091
Gross unrealized appreciation	46,693
Gross unrealized depreciation	(659,795)
Net unrealized depreciation	(613,102)
Undistributed ordinary income	10,772
Undistributed Realized Long Term Capital Gain/(Loss)	(1,899)
Total distributable earnings	(621,975)

As of March 31, 2009, the difference between total distributable earnings on a book basis and tax basis is due primarily to timing differences in recognizing certain offering expenses related to the commencement of operations.

As of March 31, 2009, the Fund had a capital loss carryforward of $1,899 which expires on September 30, 2016.

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

The tax character of distributions paid for the six months ended March 31, 2009 was as follows:

2009
Ordinary income	$1,596,407

The tax character of distributions paid for the year ended September 30, 2008 was as follows:

2008
Ordinary income	$1,799,159

On October 17, 2008 and November 14, 2008, the Fund declared and paid distributions of $.12 per share.  On December 19, 2008, the Fund declared and paid a distribution of $.132 per share.  On January 16, 2009, the Fund declared and paid distributions of $.12 per share.  On February 20, 2009, and March 20, 2009, the Fund declared and paid distributions of $.11 per share

(6)  CONCENTRATION RISK

The Fund invests principally in church-related obligations that are collateralized by interests in real property.  Consequently, the Fund may be exposed to any negative developments affecting church-related institutions, as well as any negative developments affecting real property markets.

(7)  CONTINGENCIES AND COMMITMENTS

In the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

CAPSTONE CHURCH CAPITAL FUND

ADDITIONAL INFORMATION

MARCH 31, 2009 (UNAUDITED)

PROXY VOTING GUIDELINES

Because the securities in which the Fund invests do not have voting rights, the Fund does not have proxy voting guidelines.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on June 30, 2007. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-262-6631.  The portfolio holdings are also available at www.churchbondfund.com.

ADVISORY RENEWAL AGREEMENT

At its meeting held February 17, 2009, the Board of Trustees (“Board”) of Capstone Church Capital Fund (“Fund”) conducted its regular annual review of the investment advisory contract between the Fund and Capstone Asset Management Company (“CAMCO”).  No changes were proposed to the contract and its continuation was approved unanimously by the full Board and by the independent trustees.  At the commencement of the review session, Mr. Edward Jaroski, President of CAMCO and of the Fund, reviewed with the trustees information that had been distributed to them prior to the meeting, in response to a request for information from Fund counsel.  He reviewed the business activities of CAMCO during the previous year, including the recent acquisition of two new subsidiaries – Capstone Financial Solutions, LLC (an investment adviser registered with the U.S. Securities and Exchange Commission) and CFS Consulting Services, LLC (“CFS Consulting,”an investment research screening firm).  Mr. Jaroski also reviewed the effects of the recent securities market downturn on the Fund and on CAMCO and its affiliates.  He noted that some of the issuers of the Fund’s portfolio securities had been showing signs of stress, as had been previously reported to the trustees, and that the

CAPSTONE CHURCH CAPITAL FUND

ADDITIONAL INFORMATION (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Fund’s valuation procedures had been revised to incorporate methods of reflecting these stresses.  He also noted that requests for repurchase had been increasing during the Fund’s more recent repurchase offers.  However, the Fund’s yield continued to be attractive to investors.  With respect to CAMCO, he noted that private account growth for CAMCO and its affiliates had also been generally positive and that recent changes in the brokerage industry had resulted in new account relationships.  To address the current environment, he noted that, although CAMCO was not reducing staff, it had made salary adjustments to reflect the market downturn.  With respect to CAMCO’s future plans, he indicated that Capstone was considering a possible acquisition for further expansion of its business and would keep the Board apprised.  Mr. Richard Nunn, senior vice president and chief compliance officer of CAMCO and the Funds, then reviewed CAMCO’s profitability analysis with the trustees, noting the impact of the recent acquisitions.

Following this discussion, the CAMCO personnel left the room and the independent trustees continued their deliberations with Fund counsel.  Counsel reviewed with the independent trustees their legal responsibilities in reviewing the Fund’s investment advisory contract and the factors they should consider in their review.  The independent trustees discussed the information they had received and reviewed prior to the meeting, as well as the matters discussed by Messrs. Jaroski and Nunn at the meeting.  They discussed the nature and quality of CAMCO’s services to the Fund, information concerning CAMCO’s profitability, and the various sources of fees and ancillary benefits to CAMCO due to its relationships with the Fund.  They reviewed the formulation and amount of the Fund’s investment advisory fees, noting that the fee schedule contained breakpoints designed to give the Fund the advantages of potential economies of scale at higher asset levels.  They considered information on fees paid by other bond funds but noted that the Fund was unique as a closed-end interval focused on church mortgage and church loan investments and was not closely comparable to other funds.  Nevertheless, they noted that the Fund’s fees were within a reasonable range relative to other funds.  In considering the reasonableness of the Fund’s advisory fees, the directors had access to information concerning fees charged by CAMCO to its other clients.  The independent trustees reviewed the Fund’s expenses and expense ratio and determined them to be within a reasonable limit.  The independent trustees also considered various other sources of income to CAMCO and its

CAPSTONE CHURCH CAPITAL FUND

ADDITIONAL INFORMATION (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

affiliates due to their relationship with the Fund, including fees received by CAMCO pursuant to the Fund’s administration agreement.  They determined these fees to be reasonable relative to the services received by the Fund.  They considered the potential income to the Fund’s distributor, Capstone Asset Planning Company, an affiliate of CAMCO, under the Fund’s Service Plan and from the front-end sales charge.  Fees under the Service Plan had been waived until recently, and the front-end sales charge had also been reimposed only recently.  Neither of these appeared as yet to be a material source of income to Capstone.  Moreover, each had been recently considered by the Board in connection with their reinstatements and each had been determined to be reasonable.  The independent trustees particularly considered CAMCO’s overall performance of its services to the Fund and the Fund’s performance under recent difficult market conditions.  They noted that CAMCO had been responsive in addressing the new problems posed by these market conditions and had been forthcoming with the trustees concerning developments.  The independent trustees noted that Fund expenses were being well-controlled.  The independent trustees also particularly noted that the overall health of CAMCO and the other Capstone entities did not appear to be jeopardized.  Following further discussion, the independent trustees voted unanimously to approve the continuation of the Fund’s investment advisory agreement for an additional year.  The full Board also unanimously approved the continuation of the agreement.

Capstone Church Capital Fund
BUILDING CHURCHES, BUILDING WEALTH

Capstone Church Capital Fund

For more complete information about the Capstone Church Capital Fund, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Capstone Asset Planning Company
5847 San Felipe, Suite 4100
Houston, Texas 77057
1-800-262-6631
info@capstonefinancial.com

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable – schedule filed with Item 1.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changed in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date June 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date June 5, 2009

By /s/Carla Homer

* Carla Homer

   Treasurer

Date June 5, 2009

* Print the name and title of each signing officer under his or her signature.